CAPITAL MANAGEMENT (Narrative) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CAPITAL MANAGEMENT [Abstract]
Working capital, including convertible debt liability	$ (6,803,922)	$ 1,603,220
Working capital, excluding convertible debt liability	$ 3,839,810	$ 11,651,434